Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2027	$ 48,849
2028	48,849
2029	48,849
2030	48,849
2031	48,849
Thereafter	65,505
Intangible assets, net	$ 309,750	$ 296,785